Summary of Significant Accounting Policies - Schedule of Type of Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 96,909,642	$ 97,098,915	$ 103,346,341
Direct Sales [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,766,636	8,077,373	9,465,644
Distributors [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 90,143,006	$ 89,021,542	$ 93,880,697